Income taxes	12 Months Ended
Sep. 30, 2018
Income Taxes [Abstract]
Income taxes
Income taxes

	Year ended September 30
	2018	2017
	$	$
Current income tax expense
Current income tax expense in respect of the current year	386,773	337,331
Current income tax expense relating to changes in tax laws	11,400	—
Adjustments recognized in the current year in relation to the income tax expense of prior years	(8,357)	(15,526)
Total current income tax expense	389,816	321,805
Deferred income tax expense
Deferred income tax expense relating to the origination and reversal of temporary differences	2,617	70,641
Deferred income tax expense relating to changes in tax rates	(42,437)	2,575
Adjustments recognized in the current year in relation to the deferred income tax expense of prior years	—	2,115
Recognition of previously unrecognized temporary differences	(1,418)	(14,434)
Total deferred income tax expense	(41,238)	60,897
Total income tax expense	348,578	382,702

The Company’s effective income tax rate differs from the combined Federal and Provincial Canadian statutory tax rate as follows:

	Year ended September 30
	2018	2017
	%	%
Company's statutory tax rate	26.7	26.8
Effect of foreign tax rate differences	(1.3)	1.3
Final determination from agreements with tax authorities and expirations of statutes of limitations	(0.8)	(0.9)
Non-deductible and tax exempt items	(0.2)	(0.3)
Recognition of previously unrecognized temporary differences	0.2	(1.0)
Minimum income tax charge	0.9	0.9
Changes in tax laws and rates	(2.1)	0.2
Effective income tax rate	23.4	27.0

15.Income taxes (continued)
The continuity schedule of deferred tax balances is as follows:

	As at September 30, 2017	Additions from business acquisitions	Recognized in earnings	Recognized in other comprehensive income	Recognized in equity	Foreign currency translation adjustment and other	As at September 30, 2018
	$	$	$	$	$	$	$
Accounts payable, accrued liabilities and other long-term liabilities	82,697	(1,619)	(2,795)	—	—	(106)	78,177
Tax benefits on losses carried forward	78,893	589	(18,141)	—	—	1,074	62,415
Accrued compensation	40,830	—	(4,770)	—	(1,959)	786	34,887
Retirement benefits obligations	34,162	—	(1,286)	(7,911)	—	453	25,418
Allowance for doubtful accounts	323	—	(562)	—	—	(21)	(260)
PP&E, contract costs, intangible assets and other long-term assets	(134,083)	(8,216)	39,646	—	—	(3,554)	(106,207)
Work in progress	(80,898)	—	23,253	—	—	(1,497)	(59,142)
Goodwill	(60,668)	—	8,055	—	—	(1,278)	(53,891)
Refundable tax credits on salaries	(29,785)	—	3,283	—	—	—	(26,502)
Cash flow hedges	(2,355)	—	(39)	14,618	—	174	12,398
Other	3,971	—	(5,406)	675	—	122	(638)
Deferred taxes, net	(66,913)	(9,246)	41,238	7,382	(1,959)	(3,847)	(33,345)

	As at September 30, 2016	Additions from business acquisitions	Recognized in earnings	Recognized in other comprehensive income	Recognized in equity	Foreign currency translation adjustment and other	As at September 30, 2017
	$	$	$	$	$	$	$
Accounts payable, accrued liabilities and other long-term liabilities	81,092	—	4,339	—	—	(2,734)	82,697
Tax benefits on losses carried forward	134,725	990	(54,545)	—	—	(2,277)	78,893
Accrued compensation	41,780	—	5,274	—	(4,876)	(1,348)	40,830
Retirement benefits obligations	41,265	—	(2,876)	(3,822)	—	(405)	34,162
Allowance for doubtful accounts	598	—	(275)	—	—	—	323
PP&E, contract costs, intangible assets and other long-term assets	(136,663)	(4,116)	4,217	—	—	2,479	(134,083)
Work in progress	(79,550)	—	(4,836)	—	—	3,488	(80,898)
Goodwill	(56,050)	—	(7,117)	—	—	2,499	(60,668)
Refundable tax credits on salaries	(22,216)	—	(7,569)	—	—	—	(29,785)
Cash flow hedges	(9,035)	—	140	6,277	—	263	(2,355)
Other	373	—	2,351	1,629	—	(382)	3,971
Deferred taxes, net	(3,681)	(3,126)	(60,897)	4,084	(4,876)	1,583	(66,913)

The deferred tax balances are presented as follows in the consolidated balance sheets:

	As at September 30, 2018	As at September 30, 2017
	$	$
Deferred tax assets	139,664	146,602
Deferred tax liabilities	(173,009)	(213,515)
	(33,345)	(66,913)

15.Income taxes (continued)
On December 22, 2017, the U.S. government enacted a tax reform which includes several measures such as a reduction of corporate tax rate from 35% to 21%, effective on January 1, 2018, and a one-time repatriation tax on earnings held by foreign subsidiaries. In addition to the U.S. tax reform, the government of France enacted a temporary corporate surtax for the current year and a tax rate reduction was enacted by the government of Belgium. As such, during the year ended September 30, 2018, the Company recorded a net income tax recovery of $34,100,000 resulting from the re-evaluation of its deferred tax assets and liabilities of $45,500,000 partially offset by an income tax expense of $11,400,000 in relation to the U.S. repatriation tax.
As at September 30, 2018, the Company had $387,684,000 ($454,027,000 as at September 30, 2017) in operating tax losses carried forward, of which $53,382,000 ($41,205,000 as at September 30, 2017) expire at various dates up to 2038 and $334,302,000 ($412,822,000 as at September 30, 2017) have no expiry dates. The Company recognized a deferred tax asset of $80,135,000 ($95,491,000 as at September 30, 2017) on the losses carried forward and recognized a valuation allowance of $22,091,000 ($21,218,000 as at September 30, 2017). The resulting net deferred tax asset of $58,044,000 ($74,273,000 as at September 30, 2017) is the amount that is more likely than not to be realized, based on deferred tax liabilities reversal and future taxable profits. The unrecognized losses amounted to $97,440,000 ($89,954,000 as at September 30, 2017).
As at September 30, 2018, the Company had $497,277,000 ($658,734,000 as at September 30, 2017) in non-operating tax losses carried forward that have no expiry dates. The Company recognized a deferred tax asset of $87,801,000 ($110,862,000 as at September 30, 2017) on the losses carried forward and recognized a valuation allowance of $83,430,000 ($106,242,000 as at September 30, 2017). The resulting net deferred tax asset of $4,371,000 ($4,620,000 as at September 30, 2017) is the amount that is more likely than not to be realized, based on deferred tax liabilities reversal and future taxable profits. The unrecognized losses amounted to $479,031,000 ($640,246,000 as at September 30, 2017).
As at September 30, 2018, the Company had $142,414,000 ($126,389,000 as at September 30, 2017) of cash and cash equivalents held by foreign subsidiaries. The tax implications of the repatriation of cash and cash equivalents not considered indefinitely reinvested have been accounted for and will not materially affect the Company’s liquidity. In addition, the Company has not recorded deferred tax liabilities on undistributed earnings of $3,605,464,000 ($2,779,924,000 as at September 30, 2017) coming from its foreign subsidiaries as they are considered indefinitely reinvested. Upon distribution of these earnings in the form of dividends or otherwise, the Company may be subject to taxation.